Gains/(Losses) On Derivative Instruments And Other Financial Items, Net (Tables)	9 Months Ended
Sep. 30, 2021
Other Income and Expenses [Abstract]
Schedule of Derivative Instruments
Gains/(losses) on derivative instruments comprise of the following:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Mark-to-market adjustments for interest rate swaps	18,557	(44,169)
Foreign exchange gain on terminated undesignated foreign exchange swaps	240	—
Mark-to-market adjustments for total return equity swaps	—	(5,051)
Mark-to-market adjustments for foreign exchange swaps	—	(1,683)
Interest expense on undesignated interest rate swaps	(1,734)	(3,640)
	17,063	(54,543)

Components of Other Financial Items
Other financial items, net comprise of the following:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Amortization of debt guarantee	1,942	3,375
Foreign exchange loss on operations	(814)	(614)
Financing arrangement fees and other costs	(268)	(611)
Others	(336)	(164)
	524	1,986